Related party transactions (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related Party Transactions [Abstract]
Directors' fees	$ 22,273	$ 23,256	$ 59,739	$ 46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses				50,708
Secretarial	8,909	9,302	17,901	18,430
Employee related expenses	$ 314,274	$ 333,947	$ 692,064	$ 704,904